Long Term liabilities (Additional Information) (Detail)					12 Months Ended					12 Months Ended			12 Months Ended					12 Months Ended						12 Months Ended							12 Months Ended									12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended																	12 Months Ended			12 Months Ended			12 Months Ended
	Nov. 19, 2013 Revolving Credit Facility USD ($)	Nov. 18, 2013 Revolving Credit Facility USD ($)	Jul. 31, 2014 Generation Revolving Credit Facility CAD	Jul. 30, 2014 Generation Revolving Credit Facility CAD	Dec. 31, 2014 Generation Revolving Credit Facility LIBOR CAD	Dec. 31, 2013 Generation Revolving Credit Facility LIBOR CAD	Dec. 31, 2014 Generation Senior Unsecured Notes 4.65% Senior Unsecured Notes CAD	Dec. 31, 2013 Generation Senior Unsecured Notes 4.65% Senior Unsecured Notes CAD	Jan. 31, 2014 Generation Senior Unsecured Notes 4.65% Senior Unsecured Notes CAD	Dec. 31, 2014 Generation Senior Unsecured Notes 4.82% Senior Unsecured Notes CAD	Dec. 31, 2013 Generation Senior Unsecured Notes 4.82% Senior Unsecured Notes CAD	Dec. 31, 2012 Generation Senior Unsecured Notes 4.82% Senior Unsecured Notes CAD	Dec. 31, 2014 Generation Senior Unsecured Notes 5.5% Senior Unsecured Notes CAD	Dec. 31, 2013 Generation Senior Unsecured Notes 5.5% Senior Unsecured Notes CAD	Dec. 31, 2014 Generation Senior Debt Shady Oaks Wind Facility Senior Debt USD ($)	Dec. 31, 2013 Generation Senior Debt Shady Oaks Wind Facility Senior Debt USD ($)	Jan. 01, 2013 Generation Senior Debt Shady Oaks Wind Facility Senior Debt USD ($)	Dec. 31, 2014 Generation Senior Debt Shady Oaks Wind Facility Senior Debt LIBOR	Dec. 31, 2013 Generation Senior Debt Shady Oaks Wind Facility Senior Debt LIBOR	Dec. 31, 2014 Generation Senior Debt Long Sault Hydro Facility Senior Debt	Dec. 31, 2013 Generation Senior Debt Long Sault Hydro Facility Senior Debt	Dec. 31, 2014 Generation Senior Debt Sanger Terminal Facility Bonds USD ($)	Dec. 31, 2013 Generation Senior Debt Sanger Terminal Facility Bonds USD ($)	Dec. 31, 2014 Generation Senior Debt Chuteford Hydro Facility Senior Debt	Dec. 31, 2013 Generation Senior Debt Chuteford Hydro Facility Senior Debt	Dec. 31, 2014 Distribution Revolving Credit Facility LIBOR USD ($)	Dec. 31, 2013 Distribution Revolving Credit Facility LIBOR USD ($)	Sep. 30, 2013 Distribution Revolving Credit Facility LIBOR USD ($)	Sep. 29, 2013 Distribution Revolving Credit Facility LIBOR USD ($)	Jul. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co. Senior Unsecured Notes USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.51% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.51% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.49% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.49% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.89% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.89% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.14% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.14% USD ($)	Mar. 14, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.14% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.23% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.23% USD ($)	Jul. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.23% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.86% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.86% USD ($)	Jul. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.86% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.26% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.26% USD ($)	Jul. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.26% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Calpeco Electric System Senior Unsecured Notes	Dec. 31, 2013 Distribution Senior Unsecured Notes Calpeco Electric System Senior Unsecured Notes	Dec. 31, 2014 Distribution Senior Unsecured Notes California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.59% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.59% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.19% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.19% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Liberty Water Co, Senior Unsecured Notes USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Liberty Water Co, Senior Unsecured Notes USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.37% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.37% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.94% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.94% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.30% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.30% USD ($)	Dec. 31, 2014 Distribution Bonds New England Gas System, First Mortgage Bonds, 9.44% USD ($)	Dec. 31, 2013 Distribution Bonds New England Gas System, First Mortgage Bonds, 9.44% USD ($)	Dec. 20, 2013 Distribution Bonds New England Gas System, First Mortgage Bonds, 9.44% USD ($)	Dec. 31, 2014 Distribution Bonds New England Gas System, First Mortgage Bonds, 7.99% USD ($)	Dec. 31, 2013 Distribution Bonds New England Gas System, First Mortgage Bonds, 7.99% USD ($)	Dec. 20, 2013 Distribution Bonds New England Gas System, First Mortgage Bonds, 7.99% USD ($)	Dec. 31, 2014 Distribution Bonds New England Gas System, First Mortgage Bonds, 7.24% USD ($)	Dec. 31, 2013 Distribution Bonds New England Gas System, First Mortgage Bonds, 7.24% USD ($)	Dec. 20, 2013 Distribution Bonds New England Gas System, First Mortgage Bonds, 7.24% USD ($)	Dec. 31, 2014 Distribution Bonds Litchfield Park Service Company Bonds, 5.95%	Dec. 31, 2013 Distribution Bonds Litchfield Park Service Company Bonds, 5.95%	Dec. 31, 2014 Distribution Bonds Litchfield Park Service Company Bonds, 6.75%	Dec. 31, 2013 Distribution Bonds Litchfield Park Service Company Bonds, 6.75%	Dec. 31, 2014 Distribution Loans Bella Vista Water Loans, 6.26%	Dec. 31, 2013 Distribution Loans Bella Vista Water Loans, 6.26%	Dec. 31, 2014 Distribution Loans Bella Vista Water Loans, 6.10%	Dec. 31, 2013 Distribution Loans Bella Vista Water Loans, 6.10%
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 65,000,000	$ 30,000,000	350,000,000	200,000,000	350,000,000	350,000,000																				$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 100,000,000
Debt instrument, basis spread on variable rate					1.45%	1.45%												2.80%	2.80%							1.25%	1.25%
Revolving credit facility, maturity date					Jul. 31, 2018	Jul. 31, 2018
Debt instrument, face value							200,000,000	200,000,000	200,000,000	150,000,000	150,000,000	150,000,000	135,000,000	135,000,000			150,000,000					19,200,000	19,200,000							125,000,000	50,000,000	50,000,000	115,000,000	115,000,000	60,000,000	60,000,000	15,000,000	15,000,000	15,000,000	25,000,000	25,000,000	25,000,000	75,000,000	75,000,000	75,000,000	25,000,000	25,000,000	25,000,000			25,000,000	25,000,000	45,000,000	45,000,000	50,000,000	50,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	6,500,000	6,500,000	6,500,000	7,000,000	7,000,000	7,000,000	6,000,000	6,000,000	6,000,000
Debt instrument, remaining principal amount															76,000,000	76,000,000
Debt instrument, interest rate							4.65%	4.65%		4.82%	4.82%		5.50%	5.50%						10.21%	10.21%			11.60%	11.60%						3.51%	3.51%	4.49%	4.49%	4.89%	4.89%	4.14%	4.14%	4.14%	3.23%	3.23%	3.23%	3.86%	3.86%	3.86%	4.26%	4.26%	4.26%			5.59%	5.59%	5.19%	5.19%	5.60%	5.60%	7.37%	7.37%	7.94%	7.94%	7.30%	7.30%	9.44%	9.44%	9.44%	7.99%	7.99%	7.99%	7.24%	7.24%	7.24%	5.95%	5.95%	6.75%	6.75%	6.26%	6.26%	6.10%	6.10%
Annual principal payment																																																							5,000,000	5,000,000
Balloon payment paid at maturity																																																							$ 25,000,000	$ 25,000,000
Debt instrument, maturity date							Feb. 15, 2022	Feb. 15, 2022		Feb. 15, 2021	Feb. 15, 2021		Jul. 25, 2018	Jul. 25, 2018				Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2027	Dec. 31, 2027			Apr. 01, 2020	Apr. 01, 2020	Sep. 30, 2018	Sep. 30, 2018				Jul. 31, 2017	Jul. 31, 2017	Aug. 01, 2022	Aug. 01, 2022	Jul. 30, 2027	Jul. 30, 2027	Mar. 13, 2023	Mar. 13, 2023		Jul. 31, 2020	Jul. 31, 2020		Jul. 31, 2023	Jul. 31, 2023		Jul. 31, 2028	Jul. 31, 2028				Dec. 29, 2025	Dec. 29, 2025	Dec. 29, 2020	Dec. 29, 2020	Dec. 22, 2020	Dec. 22, 2020	Nov. 01, 2023	Nov. 01, 2023	Jul. 01, 2025	Jul. 01, 2025	Jun. 15, 2028	Jun. 15, 2028	Feb. 15, 2020	Feb. 15, 2020		Sep. 15, 2026	Sep. 15, 2026		Dec. 15, 2027	Dec. 15, 2027		Oct. 01, 2023	Oct. 01, 2023	Oct. 01, 2031	Oct. 01, 2031	Mar. 01, 2020	Mar. 01, 2020	Dec. 01, 2017	Dec. 01, 2017
Debt instrument, repayment terms							The notes are interest only, payable semi-annually in arrears.	The notes are interest only, payable semi-annually in arrears.		The notes are interest only, payable semi-annually in arrears.	The notes are interest only, payable semi-annually in arrears.		The notes are interest only, payable semi-annually in arrears.	The notes are interest only, payable semi-annually in arrears.																	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.		The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.		The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.		The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.		The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.					The notes are interest only, payable semi-annually, until June 2016 with semi-annual interests payments and an annual principal repayment of U.S. $5,000 thereafter.	The notes are interest only, payable semi-annually, until June 2016 with semi-annual interests payments and an annual principal repayment of U.S. $5,000 thereafter.	The notes have interest only payments, payable semi-annually.	The notes have interest only payments, payable semi-annually.	The notes have interest only payments, payable semi-annually.	The notes have interest only payments, payable semi-annually.	The notes have interest only payments, payable semi-annually.	The notes have interest only payments, payable semi-annually.	The bonds have interest only payments.	The bonds have interest only payments.		The bonds have interest only payments.	The bonds have interest only payments.		The bonds have interest only payments.	The bonds have interest only payments.		The bonds have principal and interest payments, payable monthly in arrears.	The bonds have principal and interest payments, payable monthly in arrears.	The bonds have principal and interest payments, payable monthly in arrears.	The bonds have principal and interest payments, payable monthly in arrears.	The loans have principal and interest payments, payable monthly and quarterly in arrears.	The loans have principal and interest payments, payable monthly and quarterly in arrears.	The loans have principal and interest payments, payable monthly and quarterly in arrears.	The loans have principal and interest payments, payable monthly and quarterly in arrears.
Debt instrument, effective interest rate																						2.01%	1.72%